Intangible Assets (Tables)	12 Months Ended
Mar. 31, 2019
Disclosure Of Intangible Assets [Abstract]
Summary of Amortization Method of Intangible Assets	The Group amortizes its intangible assets using the straight-line method over their estimated useful lives, as follows
	Method	Period
Customer relationships	Straight line	3 - 10 years
Non-compete agreements	Straight line	3 - 10 years
Software	Straight line	3 years
Tradenames	-	Indefinite

As at	March 31, 2019					March 31, 2018
	Customer relationships	Software	Tradenames	Non- compete agreements	Total	Customer relationships	Software	Total
	$	$	$	$	$	$	$	$
Cost	28,348	1,256	-	-	29,604	22,708	190	22,898
Additions, purchased	425	1	-	-	426	-	65	65
Additions through business acquisitions	26,701	-	12,398	311	39,410	5,640	18	5,658
Additions, internally generated	-	98	-	-	98	-	896	896
Foreign currency translation adjustment	349	-	206	5	560	-	87	87
Subtotal	55,823	1,355	12,604	316	70,098	28,348	1,256	29,604
Accumulated amortization	14,203	252	-	-	14,455	8,598	133	8,731
Amortization expense	7,634	392	-	66	8,092	5,605	119	5,724
Subtotal	21,837	644	-	66	22,547	14,203	252	14,455
Net carrying amount	33,986	711	12,604	250	47,551	14,145	1,004	15,149